SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Salvage value in percentage	0.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Retention revenue in percentage	5.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Retention revenue in percentage	10.00%
Wang And Lee Group Inc [Member]
Property, Plant and Equipment [Line Items]
Equity interest ownership percentage	100.00%
Wang And Lee Group Inc [Member] | Sau Lee Shirley Kam [Member]
Property, Plant and Equipment [Line Items]
Equity interest ownership percentage	99.00%
Wang And Lee Group Inc [Member] | Pui Lung Ho [Member]
Property, Plant and Equipment [Line Items]
Equity interest ownership percentage	1.00%